Quarterly Report
August 31, 2022
MFS®  Global Opportunistic
Bond Fund
GLB-Q3

Portfolio of Investments
8/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 91.2%
Aerospace & Defense – 0.1%
Raytheon Technologies Corp., 2.82%, 9/01/2051		$1,987,000	$1,389,192
Airlines – 0.1%
EasyJet Finco B.V., 1.875%, 3/03/2028	EUR	1,190,000	$994,639
Apparel Manufacturers – 0.1%
Tapestry, Inc., 3.05%, 3/15/2032		$1,264,000	$1,006,672
Asset-Backed & Securitized – 8.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.144%, 11/15/2054 (i)		$11,902,114	$752,226
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	980,000	904,944
ACREC 2021-FL1 Ltd., “C”, FLR, 4.527% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)		$2,557,500	2,444,764
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 4.129% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)		1,595,500	1,531,810
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 4.63% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)		2,479,000	2,377,727
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 4.062% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)		855,495	828,610
AmeriCredit Automobile Receivables Trust, 2022-2, “A2A”, 4.2%, 12/18/2025		1,582,000	1,580,340
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “A5”, 2.575%, 10/15/2054 (n)		4,500,000	3,817,204
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 3.872% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)		450,000	435,465
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 4.391% (LIBOR - 1mo. + 2%), 12/15/2035 (n)		204,000	192,772
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 3.991% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)		418,000	395,892
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 4.341% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		1,359,500	1,281,295
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 3.991% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)		1,205,000	1,135,337
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 4.241% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)		1,049,500	980,298
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 4.183% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		3,751,000	3,584,339
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 4.883% (SOFR - 30 day + 3%), 1/15/2037 (n)		2,400,000	2,270,330
AREIT 2022-CRE6 Trust, “C”, FLR, 4.157% (SOFR - 30 day + 2.15%), 1/16/2037 (n)		533,500	506,125
AREIT 2022-CRE6 Trust, “D”, FLR, 4.858% (SOFR - 30 day + 2.85%), 1/16/2037 (n)		569,500	542,779
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.737%, 4/15/2053 (i)		1,437,840	112,267
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.424%, 7/15/2054 (i)		9,776,852	758,261
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.754%, 2/15/2054 (i)		15,160,514	1,469,174
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.915%, 7/15/2053 (i)		12,924,613	1,098,861
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.27%, 3/15/2054 (i)		6,408,299	417,901
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.998%, 6/15/2054 (i)		19,827,905	1,044,088
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.384%, 7/15/2054 (i)		20,304,565	1,554,140
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.398%, 8/15/2054 (i)		21,040,809	1,632,201
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 4.441% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)		632,000	603,362
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 4.691% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)		572,500	542,920
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		397,455	371,712
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		462,700	416,225
BXMT 2021-FL4 Ltd., “AS”, FLR, 3.299% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)		1,100,000	1,076,938
BXMT 2021-FL4 Ltd., “B”, FLR, 3.549% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)		2,995,500	2,889,096
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		491,985	465,323
CarMax Auto Owner Trust, 2022-2, “A4”, 3.62%, 9/15/2027		1,435,000	1,416,870
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		390,275	354,441
Commercial Mortgage Pass-Through Certificates, 2018-BN10, “A5”, 3.688%, 2/15/2061		2,924,308	2,815,218
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.889%, 4/15/2054 (i)		7,813,671	363,837
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.087%, 6/15/2063 (i)		11,370,691	682,057
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.154%, 6/15/2064 (i)		9,504,288	604,353
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.916%, 4/15/2065		2,344,000	2,123,259
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 4.332% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		990,500	948,781
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 3.937% (LIBOR - 1mo. + 1.6%), 5/16/2038 (n)		2,483,500	2,400,618
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.44% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)		2,560,000	2,419,517
Harley-Davidson Motorcycle Trust, 2022-A, “A3”, 3.06%, 2/15/2027		2,572,000	2,524,120
KREF 2018-FT1 Ltd., “AS”, FLR, 3.68% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)		2,500,000	2,365,915
KREF 2021-FL2 Ltd., “B”, FLR, 4.03% (LIBOR - 1mo. + 1.65%), 2/15/2039 (n)		2,155,000	2,033,225
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 4.141% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)		3,300,000	3,173,314

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LoanCore 2021-CRE5 Ltd., “B”, FLR, 4.391% (LIBOR - 1mo. + 2%), 7/15/2036 (n)		$1,395,500	$1,308,668
MF1 2020-FL4 Ltd., “AS”, FLR, 4.511% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)		647,000	640,574
MF1 2021-FL5 Ltd., “B”, FLR, 3.861% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)		2,542,500	2,492,172
MF1 2021-FL5 Ltd., “C”, FLR, 4.11% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		645,000	614,682
MF1 2021-FL6 Ltd., “AS”, FLR, 3.827% (LIBOR - 1mo. + 1.45%), 7/16/2036 (n)		2,500,000	2,482,512
MF1 2021-FL6 Ltd., “B”, FLR, 4.027% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		3,800,000	3,735,493
MF1 2022-FL8 Ltd., “C”, FLR, 4.233% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		1,130,366	1,060,938
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.421%, 5/15/2054 (i)		5,720,723	430,566
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.347%, 6/15/2054 (i)		17,388,923	1,184,363
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 3.307% (SOFR - 30 day + 1.25%), 5/25/2027 (n)		947,000	949,756
PFP III 2021-7 Ltd., “AS”, FLR, 3.541% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)		871,957	830,771
PFP III 2021-7 Ltd., “B”, FLR, 3.786% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		684,966	648,085
PFP III 2021-7 Ltd., “C”, FLR, 4.037% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)		468,477	439,997
PFP III 2021-8 Ltd., “B”, FLR, 3.887% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)		812,000	783,426
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 4.541% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)		1,212,000	1,150,147
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 4.177% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)		1,223,000	1,179,167
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 4.477% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)		238,000	225,393
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 3.58% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)		762,000	746,410
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 3.779% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		800,000	759,083
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.673%, 4/15/2054 (i)		9,379,382	838,239
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.675%, 8/15/2054 (i)		15,805,759	1,493,960
			$88,234,653
Automotive – 0.9%
Hyundai Capital America, 2%, 6/15/2028 (n)		$1,492,000	$1,238,017
Hyundai Capital America, 6.375%, 4/08/2030 (n)		1,680,000	1,767,644
RAC Bond Co. PLC, 5.25%, 11/04/2027 (n)	GBP	1,950,000	1,826,381
RAC Bond Co. PLC, 5.25%, 11/04/2027		200,000	187,321
Stellantis N.V., 2.75%, 4/01/2032	EUR	810,000	699,773
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)		2,590,000	1,950,658
TI Automotive Finance PLC, 3.75%, 4/15/2029		1,050,000	790,807
Volkswagen International Finance N.V., 4.375%, 3/28/2071		900,000	760,032
			$9,220,633
Broadcasting – 1.0%
Discovery, Inc., 4.125%, 5/15/2029		$1,860,000	$1,694,962
Magallanes, Inc., 4.279%, 3/15/2032 (n)		1,563,000	1,361,895
Prosus N.V., 1.539%, 8/03/2028	EUR	1,200,000	958,722
Prosus N.V., 2.085%, 1/19/2030		720,000	553,527
Prosus N.V., 3.061%, 7/13/2031 (n)		$895,000	664,475
Prosus N.V., 4.027%, 8/03/2050		1,400,000	881,532
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	2,230,105	1,929,625
WMG Acquisition Corp., 2.25%, 8/31/2031 (n)		1,764,000	1,392,874
WMG Acquisition Corp., 2.25%, 8/31/2031		1,460,000	1,152,833
			$10,590,445
Brokerage & Asset Managers – 0.9%
Ameriprise Financial, Inc., 4.5%, 5/13/2032		$551,000	$549,399
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		1,400,000	1,387,050
Intercontinental Exchange, Inc., 1.85%, 9/15/2032		2,037,000	1,608,375
Intercontinental Exchange, Inc., 3%, 9/15/2060		1,646,000	1,122,361
Low Income Investment Fund, 3.386%, 7/01/2026		310,000	300,787
Low Income Investment Fund, 3.711%, 7/01/2029		840,000	810,694
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		2,700,000	2,540,423
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,195,000	1,058,077
			$9,377,166

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – 0.7%
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	1,020,000	$865,976
Imerys S.A., 1%, 7/15/2031	EUR	900,000	621,397
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		$2,520,000	2,239,484
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		1,730,000	1,512,259
Vulcan Materials Co., 3.5%, 6/01/2030		1,618,000	1,457,089
			$6,696,205
Business Services – 1.0%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$2,300,000	$2,182,309
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	1,425,000	1,096,134
Euronet Worldwide, Inc., 1.375%, 5/22/2026		1,900,000	1,654,740
Fiserv, Inc., 2.65%, 6/01/2030		$1,341,000	1,141,664
Fiserv, Inc., 4.4%, 7/01/2049		669,000	580,700
Mastercard, Inc., 3.3%, 3/26/2027		1,960,000	1,917,947
Mastercard, Inc., 3.85%, 3/26/2050		691,000	625,879
Visa, Inc., 2%, 6/15/2029	EUR	1,040,000	1,001,639
Visa, Inc., 3.65%, 9/15/2047		$563,000	497,297
			$10,698,309
Cable TV – 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		$3,660,000	$3,077,969
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		942,000	739,396
Comcast Corp., 3.75%, 4/01/2040		861,000	747,222
SES S.A., 3.5%, 1/14/2029	EUR	1,230,000	1,156,746
Virgin Media Finance PLC, 3.75%, 7/15/2030		3,150,000	2,469,162
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028		$1,900,000	1,273,095
Ziggo B.V., 3.375%, 2/28/2030	EUR	3,175,000	2,394,530
			$11,858,120
Chemicals – 0.6%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		$3,265,000	$2,706,148
BASF SE, 3.75%, 6/29/2032	EUR	400,000	395,822
LYB International Finance III, LLC, 4.2%, 5/01/2050		$585,000	473,183
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		1,200,000	1,115,376
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	1,286,000	1,035,123
			$5,725,652
Computer Software – 0.3%
Microsoft Corp., 3.3%, 2/06/2027		$1,346,000	$1,322,827
Microsoft Corp., 2.525%, 6/01/2050		888,000	646,313
Microsoft Corp., 2.675%, 6/01/2060		1,695,000	1,203,701
			$3,172,841
Computer Software - Systems – 0.3%
Apple, Inc., 3.2%, 5/11/2027		$2,523,000	$2,458,725
Apple, Inc., 4.5%, 2/23/2036		953,000	982,872
			$3,441,597
Conglomerates – 0.6%
Highland Holdings S.á r.l., 0.318%, 12/15/2026	EUR	820,000	$731,544
TriMas Corp., 4.125%, 4/15/2029 (n)		$4,135,000	3,628,462
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		2,127,000	2,062,338
			$6,422,344
Consumer Products – 0.2%
GSK Consumer Healthcare Capital US LLC, 2.125%, 3/29/2034	EUR	1,030,000	$879,502
JAB Holdings B.V., 2.25%, 12/19/2039		1,600,000	1,071,341
			$1,950,843

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.5%
Rentokil Initial Finance B.V., 3.875%, 6/27/2027	EUR	250,000	$255,379
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)		$1,754,000	1,318,668
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		3,680,000	3,155,839
			$4,729,886
Containers – 0.5%
ARD Finance S.A., 5%, (5% cash or 5.75% PIK) 6/30/2027 (p)	EUR	1,831,829	$1,362,263
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029 (n)		1,800,000	1,419,676
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029		750,000	591,532
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025		$2,100,000	1,888,099
			$5,261,570
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$506,000	$494,602
Arrow Electronics, Inc., 2.95%, 2/15/2032		1,680,000	1,364,245
Telefonaktiebolaget LM Ericsson, 1.125%, 2/08/2027	EUR	1,200,000	1,035,285
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029		1,570,000	1,201,751
			$4,095,883
Electronics – 0.7%
Broadcom, Inc., 3.419%, 4/15/2033 (n)		$1,876,000	$1,547,367
Broadcom, Inc., 3.137%, 11/15/2035 (n)		289,000	218,971
Broadcom, Inc., 3.187%, 11/15/2036 (n)		50,000	37,160
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		2,849,000	2,522,305
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		2,515,000	2,458,362
			$6,784,165
Emerging Market Quasi-Sovereign – 3.0%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		$700,000	$701,400
CEZ A.S. (Czech Republic), 2.462%, 4/06/2027	EUR	1,155,000	1,073,622
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031		$600,000	474,000
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)		1,344,000	1,031,520
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028		1,550,000	1,379,472
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		3,745,000	3,055,066
Emirates Development Bank PJSC, 1.639%, 6/15/2026		1,430,000	1,314,219
Emirates NBD Bank PJSC, 6.125% to 7/09/2026, FLR (Swap Rate - 6yr. + 5.702%) to 1/09/2170		1,800,000	1,787,940
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		1,200,000	1,127,784
Export-Import Bank of India, 2.25%, 1/13/2031		1,800,000	1,466,788
First Abu Dhabi Bank PJSC, 1.625%, 4/07/2027	EUR	395,000	377,981
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.95%, 11/07/2047		$870,000	574,696
Indian Railway Finance Corp., 2.8%, 2/10/2031		1,850,000	1,526,449
Industrial & Commercial Bank of China Ltd., 4.875%, 9/21/2025		1,400,000	1,417,391
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		2,202,000	1,909,134
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		1,097,000	923,503
Krung Thai Bank PLC (Cayman Islands Branch), 4.4% to 3/25/2026, FLR (CMT - 5yr. + 3.53%) to 9/25/2169		1,500,000	1,282,500
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		1,077,000	884,180
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		1,180,000	1,055,902
Pertamina PT, 5.625%, 5/20/2043		1,667,000	1,607,859
Petroleos Mexicanos, 7.69%, 1/23/2050		3,190,000	2,197,910
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)		755,000	698,193
PT Pertamina (Persero) (Republic of Indonesia), 6%, 5/03/2042 (n)		900,000	900,711
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,420,000	1,494,323
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,000,000	1,032,964
			$31,295,507
Emerging Market Sovereign – 17.5%
Arab Republic of Egypt, 7.052%, 1/15/2032		$1,500,000	$1,048,500
Arab Republic of Egypt, 8.875%, 5/29/2050		1,900,000	1,222,327
Dominican Republic, 4.875%, 9/23/2032		1,300,000	1,048,966

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Dominican Republic, 5.875%, 1/30/2060		$2,400,000	$1,696,053
Federative Republic of Brazil, 5.625%, 2/21/2047		800,000	661,041
Hellenic Republic (Republic of Greece), 0%, 2/12/2026 (n)	EUR	7,701,000	6,961,431
Hellenic Republic (Republic of Greece), 2%, 4/22/2027 (n)		13,156,000	12,497,134
Hellenic Republic (Republic of Greece), 1.75%, 6/18/2032 (n)		8,594,000	7,025,877
Hellenic Republic (Republic of Greece), 1.875%, 1/24/2052 (n)		2,211,000	1,301,659
Kingdom of Morocco, 2%, 9/30/2030		1,600,000	1,251,904
Kingdom of Morocco, 3%, 12/15/2032		$650,000	485,875
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		1,300,000	998,954
Oriental Republic of Uruguay, 4.375%, 1/23/2031		784,000	802,511
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	482,632,000	9,877,257
People's Republic of China, 3.03%, 3/11/2026	CNY	185,280,000	27,558,383
People's Republic of China, 3.13%, 11/21/2029		137,670,000	20,608,514
Republic of Benin, 6.875%, 1/19/2052	EUR	1,500,000	1,069,970
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		2,600,000	1,884,141
Republic of Croatia, 2.875%, 4/22/2032		3,075,000	2,958,887
Republic of Croatia, 1.125%, 3/04/2033		3,172,000	2,547,356
Republic of Guatemala, 6.125%, 6/01/2050		$1,300,000	1,185,902
Republic of Hungary, 2.125%, 9/22/2031 (n)		1,195,000	874,453
Republic of Hungary, 5.5%, 6/16/2034 (n)		1,364,000	1,271,769
Republic of Indonesia, 3.55%, 3/31/2032		1,180,000	1,111,897
Republic of Korea, 2.125%, 6/10/2027	KRW	7,425,000,000	5,150,714
Republic of Korea, 1.875%, 6/10/2029		39,614,110,000	26,402,498
Republic of Korea, 1.375%, 6/10/2030		30,682,080,000	19,329,193
Republic of Panama, 3.298%, 1/19/2033		$2,309,000	1,958,175
Republic of Paraguay, 6.1%, 8/11/2044 (n)		1,760,000	1,635,696
Republic of Paraguay, 5.6%, 3/13/2048		2,000,000	1,699,688
Republic of Philippines, 3.556%, 9/29/2032		759,000	732,420
Republic of Romania, 2%, 1/28/2032	EUR	2,220,000	1,535,500
Republic of Senegal, 6.25%, 5/23/2033		$1,400,000	1,134,000
Republic of Serbia, 1.65%, 3/03/2033	EUR	1,028,000	630,391
Republic of Serbia, 2.05%, 9/23/2036 (n)		896,000	516,115
Republic of Serbia, 2.05%, 9/23/2036		800,000	460,817
Republic of South Africa, 5.875%, 4/20/2032		$955,000	850,046
Sultanate of Oman, 7%, 1/25/2051		2,550,000	2,349,723
United Arab Emirates, 4.951%, 7/07/2052 (n)		1,230,000	1,296,358
United Mexican States, 7.5%, 6/03/2027	MXN	118,000,000	5,485,972
United Mexican States, 4.875%, 5/19/2033		$1,049,000	1,004,899
United Mexican States, 3.771%, 5/24/2061		1,046,000	693,612
			$180,816,578
Energy - Independent – 0.5%
Diamondback Energy, Inc., 4.4%, 3/24/2051		$1,104,000	$938,668
Energean Israel Finance Ltd., 4.875%, 3/30/2026		1,300,000	1,196,000
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		1,100,000	1,045,000
Medco Bell Pte. Ltd., 6.375%, 1/30/2027		668,000	590,256
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		1,500,000	1,290,000
			$5,059,924
Energy - Integrated – 0.6%
BP Capital Markets PLC, 3.625%, 6/22/2170	EUR	2,500,000	$2,166,924
Cenovus Energy, Inc., 2.65%, 1/15/2032		$875,000	718,165
Eni S.p.A., 4.25%, 5/09/2029 (n)		1,139,000	1,081,238
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	2,000,000	1,898,970
MOL PLC, 1.5%, 10/08/2027		600,000	506,012
			$6,371,309

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 2.0%
Adler Group S.A., 2.25%, 1/14/2029	EUR	1,200,000	$626,910
Adler Group, Inc., 3.25%, 8/05/2025		800,000	462,277
Adler Group, Inc., 2.75%, 11/13/2026		500,000	267,598
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$1,489,000	1,364,854
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		375,000	302,637
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041		299,000	220,136
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		773,000	738,096
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		1,336,000	1,235,026
Credit Logement S.A., 1.081% to 2/15/2029, FLR (EUR ICE Swap Rate - 5yr. + 1.1%) to 2/15/2034	EUR	1,400,000	1,127,924
CTP N.V., 0.942%, 1/20/2026		880,000	764,964
CTP N.V., 1.5%, 9/27/2031		1,140,000	758,083
EXOR N.V., 2.25%, 4/29/2030		860,000	784,749
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)		$2,775,000	2,245,030
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)		1,210,000	978,914
Grand City Properties S.A., 1.5%, 12/09/2069	EUR	1,200,000	923,436
Logicor Financing S.à r.l., 1.625%, 1/17/2030		940,000	761,793
Logicor Financing S.à r.l., 0.875%, 1/14/2031		830,000	602,291
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		$2,300,000	2,045,656
P3 Group S.à r.l., 0.875%, 1/26/2026	EUR	1,160,000	1,008,520
Samhallsbyggnadsbolaget i Norden AB, 1.75%, 1/14/2025		780,000	651,981
SBB Treasury Oyj, 0.75%, 12/14/2028		730,000	464,658
SBB Treasury Oyj, 1.125%, 11/26/2029		580,000	367,792
VGP N.V., 1.5%, 4/08/2029		1,500,000	1,108,307
Vonovia SE, REIT, 2.375%, 3/25/2032		500,000	432,985
Vonovia SE, REIT, 1.625%, 9/01/2051		500,000	268,512
			$20,513,129
Food & Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$1,112,000	$1,026,905
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		669,000	695,568
Central America Bottling Co., 5.25%, 4/27/2029 (n)		1,160,000	1,075,900
Constellation Brands, Inc., 4.75%, 12/01/2025		667,000	677,187
Constellation Brands, Inc., 3.15%, 8/01/2029		821,000	738,107
Constellation Brands, Inc., 2.25%, 8/01/2031		760,000	618,941
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032 (n)		1,595,000	1,379,691
Kraft Heinz Foods Co., 3.875%, 5/15/2027		1,250,000	1,207,993
			$7,420,292
Gaming & Lodging – 0.5%
InterContinental Hotels Group PLC, 3.375%, 10/08/2028	GBP	890,000	$912,201
Las Vegas Sands Corp., 3.9%, 8/08/2029		$925,000	787,299
Marriott International, Inc., 2.85%, 4/15/2031		1,632,000	1,358,739
VICI Properties LP, REIT, 4.95%, 2/15/2030		1,767,000	1,696,534
			$4,754,773
Industrial – 0.7%
Albion Financing 1 S.à r.l., 5.25%, 10/15/2026	EUR	2,370,000	$2,115,002
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		$1,500,000	1,410,000
Investor AB, 2.75%, 6/10/2032	EUR	295,000	288,124
Peach Property Finance GmbH, 4.375%, 11/15/2025		1,900,000	1,566,636
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$1,894,000	1,317,480
			$6,697,242
Insurance – 0.7%
AIA Group Ltd., 0.88%, 9/09/2033	EUR	1,920,000	$1,565,113
Argentum Netherlands B.V., 5.125%, 6/01/2048		$670,000	648,252
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044	EUR	750,000	752,858
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	1,139,000	1,030,781
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)		$270,000	228,903

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance – continued
Credit Agricole Assurances S.A., 2%, 7/17/2030	EUR	1,100,000	$914,743
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 4/24/2069		1,300,000	1,165,711
Zurich Finance (Ireland) DAC, 3%, 4/19/2051		$800,000	644,000
			$6,950,361
Insurance - Health – 0.2%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$1,031,000	$1,027,324
UnitedHealth Group, Inc., 3.5%, 8/15/2039		670,000	577,088
UnitedHealth Group, Inc., 3.25%, 5/15/2051		701,000	550,461
			$2,154,873
Insurance - Property & Casualty – 0.1%
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		$204,000	$171,547
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	995,000	606,719
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	685,000	626,665
			$1,404,931
International Market Quasi-Sovereign – 1.2%
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.625%, 12/08/2050	EUR	770,000	$428,421
Electricite de France S.A., 2.625% to 6/01/2028, FLR (EUR Swap Rate - 5yr. + 2.86%) to 6/01/2033, FLR (EUR Swap Rate - 5yr. + 3.11%) to 6/01/2048, FLR (EUR Swap Rate - 5yr. + 3.86%) to 12/29/2049		600,000	444,695
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		1,400,000	1,118,715
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	1,000,000	992,001
ESB Finance DAC, 1%, 7/19/2034	EUR	1,300,000	1,009,683
Islandsbanki (Republic of Iceland), 0.75%, 3/25/2025		830,000	771,235
Kreditanstalt Fuer Wiederaufbau, 1.125%, 3/31/2037		5,228,000	4,419,479
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		2,020,000	1,852,118
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$878,000	737,758
RTE Reseau de Transport d'Electricite, 0.75%, 1/12/2034	EUR	700,000	542,670
			$12,316,775
International Market Sovereign – 13.7%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	9,937,000	$6,289,358
Commonwealth of Australia, 1.75%, 6/21/2051		4,360,000	1,908,319
Federal Republic of Germany, 0%, 8/15/2052	EUR	2,902,375	1,798,667
Government of Bermuda, 2.375%, 8/20/2030 (n)		$508,000	426,837
Government of Bermuda, 5%, 7/15/2032 (n)		1,933,000	1,945,871
Government of Japan, 2.3%, 3/20/2040	JPY	224,300,000	2,021,986
Government of Japan, 1.7%, 6/20/2044		3,179,300,000	26,293,046
Government of Japan, 0.3%, 6/20/2046		747,950,000	4,565,066
Government of New Zealand, 1.5%, 5/15/2031	NZD	29,577,000	14,862,990
Government of New Zealand , 0.25%, 5/15/2028		67,143,000	33,508,080
Kingdom of Belgium, 0.4%, 6/22/2040	EUR	12,071,000	8,346,030
Kingdom of Spain, 2.55%, 10/31/2032		4,929,000	4,873,471
Republic of Cyprus, 0%, 2/09/2026		3,087,000	2,901,172
Republic of Cyprus, 0.625%, 1/21/2030		4,456,000	3,705,592
Republic of France, 0.75%, 5/25/2053		13,090,200	8,129,735
Republic of Iceland, 5%, 11/15/2028	ISK	1,088,000,000	7,418,708
United Kingdom Treasury, 1.75%, 9/07/2037	GBP	12,085,000	11,647,436
United Kingdom Treasury, 1.75%, 1/22/2049		993,000	871,555
			$141,513,919
Local Authorities – 0.8%
City of Oslo, 2.17%, 5/18/2029	NOK	26,000,000	$2,307,803
Government of Ontario, 1.9%, 12/02/2051	CAD	10,042,000	4,867,658
Province of Alberta, 4.5%, 12/01/2040		760,000	607,954

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Local Authorities – continued
Province of British Columbia, 2.95%, 6/18/2050	CAD	765,000	$478,804
			$8,262,219
Machinery & Tools – 0.1%
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	1,611,000	$1,087,611
Major Banks – 4.1%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$1,133,000	$892,409
Bank of America Corp., 3.5%, 4/19/2026		4,425,000	4,305,921
Bank of America Corp., 0.694%, 3/22/2031	EUR	1,180,000	954,208
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$1,746,000	1,447,429
BNP Paribas S.A., 3.625%, 9/01/2029	EUR	500,000	489,386
BNP Paribas S.A., 2.1%, 4/07/2032		700,000	590,367
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$1,696,000	1,359,380
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		1,958,000	1,584,961
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		1,439,000	1,133,859
HSBC Holdings PLC, 4.375%, 11/23/2026		2,272,000	2,222,811
JPMorgan Chase & Co., 1.47%, 9/22/2027		4,598,000	4,026,571
JPMorgan Chase & Co., 1.963%, 3/23/2030	EUR	954,000	864,535
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		$879,000	696,829
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		458,000	372,590
Morgan Stanley, 3.125%, 7/27/2026		1,950,000	1,857,797
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		1,525,000	1,359,280
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		3,475,000	3,184,121
NatWest Group PLC, 3.619%, 3/29/2029	GBP	460,000	481,647
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029	EUR	780,000	641,371
Svenska Handelsbanken AB, 2.625%, 9/05/2029		375,000	369,178
Toronto Dominion Bank, 4.108%, 6/08/2027		$1,373,000	1,358,283
Toronto Dominion Bank, 1.952%, 4/08/2030	EUR	1,580,000	1,418,004
UBS Group AG, 2.75% to 6/15/2026, FLR (EUR ICE Swap Rate - 5yr. + 1.15%) to 6/15/2027		750,000	732,566
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$1,703,000	1,364,444
Unicaja Banco S.A., 1%, 12/01/2026	EUR	1,200,000	1,074,208
UniCredit S.p.A., 0.925% to 1/28/2027, FLR (EURIBOR - 3mo. + 0.85%) to 1/18/2028		1,940,000	1,678,593
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		$2,658,000	2,510,947
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031		1,828,000	1,548,281
Wells Fargo & Co., 2.125%, 9/24/2031	GBP	1,110,000	1,032,309
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$1,212,000	1,058,008
			$42,610,293
Medical & Health Technology & Services – 1.3%
Alcon Finance B.V., 2.375%, 5/31/2028	EUR	540,000	$512,346
Alcon, Inc., 2.6%, 5/27/2030 (n)		$2,129,000	1,811,574
Alcon, Inc., 3.8%, 9/23/2049 (n)		971,000	760,848
Becton, Dickinson and Co., 4.298%, 8/22/2032		428,000	415,646
Catalent, Inc., 2.375%, 3/01/2028	EUR	2,290,000	1,932,358
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		$3,955,000	3,408,696
HCA, Inc., 5.125%, 6/15/2039		896,000	807,284
IQVIA, Inc., 1.75%, 3/15/2026	EUR	760,000	691,014
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		$1,500,000	1,027,947
ProMedica Toledo Hospital, “B”, 6.015%, 11/15/2048		675,000	687,097
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	790,000	555,396
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$1,011,000	893,039
			$13,503,245
Metals & Mining – 0.9%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$451,000	$448,996
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		2,955,000	2,151,761
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		1,200,000	1,144,500
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		788,000	650,055

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		$3,715,000	$3,199,861
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029	EUR	2,290,000	1,944,260
			$9,539,433
Midstream – 1.3%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		$3,370,000	$2,958,793
Enbridge, Inc., 5.375%, 9/27/2077	CAD	1,400,000	987,989
EnLink Midstream LLC, 6.5%, 9/01/2030 (n)		$2,290,000	2,278,550
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027		892,020	836,195
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		1,820,000	1,592,937
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		792,000	746,689
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		1,093,000	1,046,363
Targa Resources Corp., 4.2%, 2/01/2033		118,000	105,949
Targa Resources Corp., 4.95%, 4/15/2052		716,000	617,387
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		2,875,000	2,508,438
			$13,679,290
Mortgage-Backed – 6.1%
Fannie Mae, 5%, 8/01/2040		$307,726	$315,853
Fannie Mae, 4%, 9/01/2040 - 11/01/2044		209,893	209,827
Fannie Mae, 4.5%, 2/01/2041 - 4/01/2044		1,482,787	1,511,461
Fannie Mae, 3.5%, 9/01/2045 - 12/01/2047		719,282	698,607
Fannie Mae, UMBS, 2%, 4/01/2042 - 3/01/2052		2,269,364	1,989,854
Fannie Mae, UMBS, 3.5%, 5/01/2049		173,836	167,903
Fannie Mae, UMBS, 2.5%, 3/01/2050 - 6/01/2052		2,992,977	2,680,758
Fannie Mae, UMBS, 3%, 12/01/2051 - 7/01/2052		7,832,582	7,257,466
Freddie Mac, 0.326%, 9/25/2026 (i)		62,189,000	529,577
Freddie Mac, 1.481%, 3/25/2027 (i)		1,517,000	81,801
Freddie Mac, 0.428%, 2/25/2028 (i)		46,151,000	737,110
Freddie Mac, 0.251%, 4/25/2028 (i)		46,683,000	351,360
Freddie Mac, 0.253%, 5/25/2028 (i)		47,225,000	382,844
Freddie Mac, 1.916%, 4/25/2030 (i)		2,395,024	269,580
Freddie Mac, 1.985%, 4/25/2030 (i)		2,589,254	304,606
Freddie Mac, 1.766%, 5/25/2030 (i)		3,408,930	360,797
Freddie Mac, 1.906%, 5/25/2030 (i)		7,523,890	857,751
Freddie Mac, 1.436%, 6/25/2030 (i)		3,170,959	270,281
Freddie Mac, 1.704%, 8/25/2030 (i)		2,931,170	305,076
Freddie Mac, 1.263%, 9/25/2030 (i)		1,901,519	147,221
Freddie Mac, 1.172%, 11/25/2030 (i)		3,948,102	289,194
Freddie Mac, 0.422%, 1/25/2031 (i)		15,737,695	338,184
Freddie Mac, 0.613%, 3/25/2031 (i)		20,463,947	711,398
Freddie Mac, 1.039%, 7/25/2031 (i)		5,068,698	346,862
Freddie Mac, 0.664%, 12/25/2031 (i)		5,486,706	231,152
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		676,954	691,410
Freddie Mac, 5%, 7/01/2041		316,878	331,494
Freddie Mac, 4%, 4/01/2044		35,099	35,054
Freddie Mac, 0.632%, 9/25/2049 (i)		21,590,988	795,732
Freddie Mac, 3%, 6/25/2055		1,828,271	1,707,427
Freddie Mac, UMBS, 3%, 6/01/2050 - 6/01/2052		2,026,774	1,879,485
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 8/01/2052		3,555,263	3,178,715
Freddie Mac, UMBS, 2%, 3/01/2052		245,631	211,446
Ginnie Mae, 2.5%, 8/20/2051		224,875	206,004
Ginnie Mae, TBA, 2.5%, 9/21/2052		764,021	696,125
Ginnie Mae, TBA, 3%, 9/21/2052		1,275,000	1,196,657
Ginnie Mae, TBA, 3.5%, 9/21/2052		1,575,000	1,518,583
Ginnie Mae, TBA, 4%, 9/21/2052 - 10/20/2052		1,000,000	984,570
Ginnie Mae, TBA, 4.5%, 9/21/2052 - 10/20/2052		3,225,000	3,223,661
Ginnie Mae, TBA, 5%, 9/21/2052 - 10/20/2052		700,000	708,241
UMBS, TBA, 2%, 9/19/2037 - 9/25/2052		2,275,000	2,089,558

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 2.5%, 9/19/2037 - 9/25/2052		$7,425,000	$6,679,602
UMBS, TBA, 5.5%, 9/14/2052 - 10/25/2052		750,000	765,981
UMBS, TBA, 3.5%, 9/25/2052		4,225,000	4,025,303
UMBS, TBA, 4%, 9/25/2052		7,375,000	7,198,115
UMBS, TBA, 4.5%, 9/25/2052		3,175,000	3,155,652
UMBS, TBA, 5%, 9/25/2052		550,000	555,027
			$63,180,365
Municipals – 0.9%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$1,845,000	$1,796,802
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		2,690,000	2,641,163
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Taxable, “A”, 2.641%, 7/01/2037		1,060,000	892,547
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		1,040,000	873,371
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		1,775,000	1,767,688
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029		890,000	986,147
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		742,000	660,103
			$9,617,821
Natural Gas - Distribution – 0.2%
National Grid PLC, 1.125%, 1/14/2033	GBP	1,218,000	$974,134
NiSource, Inc., 2.95%, 9/01/2029		$1,406,000	1,251,172
			$2,225,306
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 0.75%, 3/15/2029	EUR	1,130,000	$925,055
APT Pipelines Ltd., 2.5%, 3/15/2036	GBP	910,000	742,838
			$1,667,893
Network & Telecom – 0.5%
AT&T, Inc., 3.5%, 9/15/2053		$335,000	$246,967
Orange S.A., 2.375%, 5/18/2032	EUR	300,000	283,833
Verizon Communications, Inc., 2.1%, 3/22/2028		$1,414,000	1,249,652
Verizon Communications, Inc., 2.355%, 3/15/2032		2,105,000	1,726,958
Verizon Communications, Inc., 3.875%, 3/01/2052		1,355,000	1,124,828
			$4,632,238
Oil Services – 0.1%
MV24 Capital B.V., 6.748%, 6/01/2034		$1,244,460	$1,145,461
Oils – 0.4%
Neste Oyj, 0.75%, 3/25/2028	EUR	2,000,000	$1,753,228
Parkland Corp., 4.625%, 5/01/2030 (n)		$3,080,000	2,643,849
			$4,397,077
Other Banks & Diversified Financials – 1.8%
AIB Group PLC, 2.25%, 4/04/2028	EUR	780,000	$716,158
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)		$1,065,000	926,331
Banque Federative du Credit Mutuel S.A., 1.125%, 11/19/2031	EUR	900,000	686,494
Belfius Bank S.A., 1.25% to 4/06/2029, FLR (EUR Swap Rate - 5yr. + 1.3%) to 4/06/2034		1,100,000	879,810
CaixaBank S.A., 3.75%, 9/07/2029		800,000	798,622
Commercial Bank PSQC, 4.5% to 9/03/2026, FLR (CMT - 5yr. + 3.874%) to 9/03/2169		$2,500,000	2,307,500
Deutsche Bank AG, 1.875% to 2/23/2027, FLR (EURIBOR - 3mo. + 1.38%) to 2/23/2028	EUR	600,000	529,504
Deutsche Bank AG, 3.25% to 5/24/2027, FLR (EURIBOR - 3mo. + 1.93%) to 5/24/2028		300,000	280,981
Deutsche Bank AG, 5%, 9/05/2030		400,000	393,438
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032		700,000	518,340
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$1,100,000	1,067,055
Groupe BPCE S.A., 0.75%, 3/03/2031	EUR	1,000,000	786,848
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042		1,200,000	930,141
Intesa Sanpaolo S.p.A., 2.625%, 3/11/2036	GBP	1,330,000	1,030,055

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
KBC Group N.V., 2.875% to 6/29/2024, FLR (EURIBOR - 3mo. + 1.25%) to 6/29/2025	EUR	400,000	$401,103
Macquarie Group Ltd., 4.08%, 5/31/2029	GBP	1,210,000	1,299,519
Shinhan Bank Co., Ltd., 4.375%, 4/13/2032 (n)		$1,850,000	1,779,638
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		1,000,000	893,176
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		1,930,000	1,735,070
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	960,000	1,055,087
			$19,014,870
Pollution Control – 0.3%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$3,260,000	$2,754,700
Waste Connections, Inc., 4.2%, 1/15/2033		460,000	442,438
			$3,197,138
Printing & Publishing – 0.1%
Informa PLC, 3.125%, 7/05/2026	GBP	473,000	$509,570
Railroad & Shipping – 0.3%
Canadian Pacific Railway Co., 2.45%, 12/02/2031		$906,000	$773,996
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	2,709,000	2,252,015
			$3,026,011
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$841,000	$753,797
Corporate Office Property LP, REIT, 2%, 1/15/2029		382,000	301,738
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		946,000	742,923
			$1,798,458
Real Estate - Other – 0.3%
EPR Properties, REIT, 3.6%, 11/15/2031		$694,000	$544,610
Lexington Realty Trust Co., 2.7%, 9/15/2030		880,000	709,967
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		1,717,000	1,395,697
			$2,650,274
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$947,000	$841,776
Hammerson Ireland Finance Designated Activity Co., 1.75%, 6/03/2027	EUR	776,000	631,472
Regency Centers Corp., 3.7%, 6/15/2030		$679,000	616,736
STORE Capital Corp., REIT, 2.75%, 11/18/2030		1,370,000	1,112,025
			$3,202,009
Restaurants – 0.1%
Mcdonald's Corp., 2.375%, 5/31/2029	EUR	827,000	$796,076
Retailers – 0.2%
AutoZone, Inc., 4.75%, 8/01/2032		$450,000	$445,839
Bath & Body Works, Inc., 5.25%, 2/01/2028		1,330,000	1,191,866
Nordstrom, Inc., 4.25%, 8/01/2031		597,000	437,303
			$2,075,008
Specialty Chemicals – 0.2%
CTEC II GmbH, 5.25%, 2/15/2030 (n)	EUR	1,669,000	$1,249,932
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$917,000	785,616
			$2,035,548
Specialty Stores – 0.3%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$1,054,000	$835,073
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		2,840,000	1,888,600
			$2,723,673

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supermarkets – 0.2%
Auchan Holding S.A., 3.25%, 7/23/2027	EUR	800,000	$752,006
Iceland Bondco PLC, 4.625%, 3/15/2025	GBP	1,795,000	1,510,765
			$2,262,771
Supranational – 0.2%
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	590,000	$408,689
West African Development Bank, 4.7%, 10/22/2031		$1,576,000	1,347,638
			$1,756,327
Telecommunications - Wireless – 1.0%
America Movil S.A.B. de C.V., 4.7%, 7/21/2032		$1,258,000	$1,257,245
American Tower Corp., REIT, 2.75%, 1/15/2027		680,000	622,582
Cellnex Finance Co. S.A., 2%, 2/15/2033	EUR	3,900,000	2,797,231
Crown Castle International Corp., REIT, 3.7%, 6/15/2026		$2,033,000	1,969,477
Millicom International Cellular S.A., 5.125%, 1/15/2028		720,000	664,474
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)		821,000	749,332
Rogers Communications, Inc., 3.7%, 11/15/2049		532,000	403,093
T-Mobile USA, Inc., 3.875%, 4/15/2030		1,622,000	1,499,096
			$9,962,530
Telephone Services – 0.1%
TELUS Corp., 2.85%, 11/13/2031	CAD	1,475,000	$939,761
Transportation - Services – 0.5%
Autoroutes du Sud de la France S.A., 2.75%, 9/02/2032	EUR	500,000	$490,905
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$210,000	237,413
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031	EUR	1,200,000	992,376
Q-Park Holding I B.V., 2%, 3/01/2027		3,400,000	2,823,573
Triton International Ltd., 3.15%, 6/15/2031 (n)		$1,009,000	789,248
			$5,333,515
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 2.22%, 3/01/2033		$242,748	$226,039
U.S. Treasury Obligations – 5.9%
U.S. Treasury Bill, 0%, 8/10/2023		$5,380,000	$5,206,794
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		60,722,000	40,954,143
U.S. Treasury Bonds, 2.25%, 8/15/2049		590,000	472,507
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)		17,880,000	14,734,936
			$61,368,380
Utilities - Electric Power – 2.4%
Adani Transmission Ltd., 4.25%, 5/21/2036		$1,137,500	$947,537
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		1,316,000	1,107,367
Bruce Power LP, 2.68%, 12/21/2028	CAD	1,650,000	1,117,040
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		$3,675,000	3,068,710
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026	EUR	2,300,000	1,983,168
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028		679,000	535,080
Duke Energy Corp., 2.55%, 6/15/2031		$1,238,000	1,033,050
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		505,000	458,557
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	1,530,000	1,295,406
Enel S.p.A., 1.875%, 3/08/2170		1,195,000	833,944
Energuate Trust, 5.875%, 5/03/2027		$1,100,000	1,032,031
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		620,000	606,509
ENGIE Energía Chile S.A., 4.5%, 1/29/2025		858,000	839,330
Evergy, Inc., 2.9%, 9/15/2029		1,575,000	1,381,893
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		820,000	739,681
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		626,000	528,909

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Listrindo Capital B.V., 4.95%, 9/14/2026	$1,396,000	$1,305,814
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029	1,450,000	1,193,555
Southern California Edison Co., 3.65%, 2/01/2050	1,010,000	772,961
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033	822,700	803,185
Virginia Electric & Power Co., 3.5%, 3/15/2027	2,038,000	1,984,227
WEC Energy Group, Inc., 1.8%, 10/15/2030	1,145,000	925,751
Xcel Energy, Inc., 4.6%, 6/01/2032	422,000	418,853
		$24,912,558
Total Bonds		$942,259,196
Investment Companies (h) – 8.5%
Money Market Funds – 8.5%
MFS Institutional Money Market Portfolio, 2.21% (v)	87,822,548	$87,822,548
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit CDX North America High Yield Series 38 Index Credit Default Swap - Fund receives 5%, Fund pays notional amount upon a defined credit event of an Index constituent – September 2022 @ $103	Call	BNP Paribas S.A.	$ 111,553,680	$ 111,790,000	$55,242

Written Options (see table below) – (0.0)%	$(61,575)

Other Assets, Less Liabilities – 0.3%	2,969,886
Net Assets – 100.0%	$1,033,045,297
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $87,822,548 and $942,314,438, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $204,332,547, representing 19.8% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
BBSW	Bank Bill Swap Reference Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

Portfolio of Investments (unaudited) – continued
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 8/31/22
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Markit CDX North America High Yield Series 38 Index Credit Default Swap - Fund receives 5%, Fund pays notional amount upon a defined credit event of an Index constituent	Put	BNP Paribas S.A.	$(36,950,000)	$(36,871,889)	$92.00	September – 2022	$(61,575)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	6,108,654	USD	4,178,551	Deutsche Bank AG	10/21/2022	$4,292
AUD	7,758,610	USD	5,301,864	Morgan Stanley Capital Services, Inc.	10/21/2022	10,771
BRL	26,535,407	USD	4,824,409	Citibank N.A.	11/03/2022	197,301
EUR	3,894,159	USD	3,902,586	Citibank N.A.	10/21/2022	23,987
EUR	69,608,295	USD	69,984,180	Goldman Sachs International	9/21/2022	58,226
EUR	780,008	USD	785,905	Goldman Sachs International	10/21/2022	596
EUR	4,201,044	USD	4,210,335	HSBC Bank	10/21/2022	25,677
EUR	149,415,093	USD	150,123,769	JPMorgan Chase Bank N.A.	9/21/2022	223,148
EUR	369,810	USD	371,882	NatWest Markets PLC	10/21/2022	1,006
EUR	10,455,213	USD	10,455,820	State Street Bank Corp.	10/21/2022	86,419
NOK	3,448,000	USD	339,461	JPMorgan Chase Bank N.A.	10/21/2022	7,795
SGD	23,517,000	USD	16,736,399	JPMorgan Chase Bank N.A.	9/21/2022	93,376
ZAR	80,702,096	USD	4,651,457	HSBC Bank	10/21/2022	38,487
USD	627,548	AUD	910,260	Citibank N.A.	9/21/2022	4,512
USD	24,691,773	AUD	34,411,622	JPMorgan Chase Bank N.A.	9/21/2022	1,138,392
USD	20,043,919	AUD	29,015,517	JPMorgan Chase Bank N.A.	10/21/2022	175,818
USD	2,504,669	AUD	3,599,304	NatWest Markets PLC	10/21/2022	40,080
USD	5,887,734	CAD	7,620,818	Brown Brothers Harriman	9/21/2022	85,961
USD	5,115,080	CAD	6,531,267	Goldman Sachs International	10/21/2022	143,655

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	7,233,352	CAD	9,403,311	HSBC Bank	10/21/2022	$75,804
USD	10,366,661	CAD	13,464,568	JPMorgan Chase Bank N.A.	9/21/2022	116,006
USD	5,871,544	CAD	7,620,818	JPMorgan Chase Bank N.A.	10/21/2022	70,782
USD	1,335,721	CAD	1,720,898	Merrill Lynch International	10/21/2022	25,820
USD	481,250	CAD	618,786	Morgan Stanley Capital Services, Inc.	10/21/2022	10,246
USD	6,913,828	CNH	46,917,349	BNP Paribas S.A.	10/21/2022	117,393
USD	79,361,997	CNH	532,569,000	JPMorgan Chase Bank N.A.	9/21/2022	2,249,535
USD	5,231,196	CNH	35,797,064	State Street Bank Corp.	10/21/2022	45,642
USD	7,467,992	EUR	7,291,110	Barclays Bank PLC	10/21/2022	116,193
USD	773,322	EUR	718,020	Brown Brothers Harriman	9/21/2022	50,824
USD	801,657	EUR	794,688	Brown Brothers Harriman	10/21/2022	355
USD	74,607,215	EUR	69,608,295	Goldman Sachs International	9/21/2022	4,564,809
USD	849,726	EUR	837,022	HSBC Bank	10/21/2022	5,737
USD	228,320,864	EUR	213,096,899	JPMorgan Chase Bank N.A.	9/21/2022	13,894,992
USD	14,106,654	EUR	13,754,329	JPMorgan Chase Bank N.A.	10/21/2022	237,838
USD	3,486,991	EUR	3,417,903	Morgan Stanley Capital Services, Inc.	10/21/2022	40,638
USD	8,108,757	EUR	7,928,651	State Street Bank Corp.	10/21/2022	114,111
USD	10,399,212	GBP	8,808,924	BNP Paribas S.A.	10/21/2022	155,827
USD	732,659	GBP	606,105	Brown Brothers Harriman	10/21/2022	27,854
USD	4,715,933	GBP	3,887,975	Goldman Sachs International	10/21/2022	194,834
USD	1,608,576	GBP	1,328,019	HSBC Bank	10/21/2022	64,300
USD	85,711,823	GBP	69,160,301	JPMorgan Chase Bank N.A.	9/21/2022	5,338,868
USD	80,828,649	GBP	69,385,031	JPMorgan Chase Bank N.A.	10/21/2022	144,841
USD	1,199,314	GBP	1,007,814	Morgan Stanley Capital Services, Inc.	10/21/2022	27,386
USD	59,337,435	JPY	7,925,415,312	JPMorgan Chase Bank N.A.	9/21/2022	2,203,195
USD	42,887,501	JPY	5,926,170,318	JPMorgan Chase Bank N.A.	10/21/2022	51,547
USD	15,067,918	JPY	1,986,841,384	Morgan Stanley Capital Services, Inc.	10/21/2022	706,494
USD	3,337,629	KRW	4,358,609,557	Barclays Bank PLC	10/27/2022	75,868
USD	24,022,589	KRW	31,136,398,235	Citibank N.A.	10/27/2022	721,696
USD	33,969,092	KRW	43,896,558,931	Citibank N.A.	11/07/2022	1,112,122
USD	825,147	KRW	1,082,518,008	Goldman Sachs International	10/27/2022	15,045
USD	3,338,294	KRW	4,358,609,556	JPMorgan Chase Bank N.A.	10/27/2022	76,532
USD	9,124,234	NOK	90,375,538	Goldman Sachs International	9/21/2022	26,947
USD	2,570,536	NZD	4,101,871	Brown Brothers Harriman	10/21/2022	61,082
USD	1,541,195	NZD	2,457,633	Deutsche Bank AG	10/21/2022	37,658
USD	57,607,446	NZD	89,538,131	Goldman Sachs International	9/21/2022	2,826,313
USD	44,415,005	NZD	72,406,719	Goldman Sachs International	10/21/2022	117,815
USD	286,741	NZD	452,108	JPMorgan Chase Bank N.A.	9/21/2022	10,133
USD	277,356	NZD	452,108	JPMorgan Chase Bank N.A.	10/21/2022	764
USD	834,537	NZD	1,363,559	Morgan Stanley Capital Services, Inc.	10/21/2022	334
USD	2,093,585	NZD	3,364,470	State Street Bank Corp.	10/21/2022	35,260
USD	5,235,490	SEK	52,330,993	Deutsche Bank AG	9/21/2022	321,766
USD	197,523	SEK	2,098,000	JPMorgan Chase Bank N.A.	9/21/2022	527
USD	5,150,949	SEK	54,421,817	Merrill Lynch International	10/21/2022	33,788
USD	16,851,421	SGD	23,517,000	JPMorgan Chase Bank N.A.	9/21/2022	21,645
USD	10,997,241	TWD	326,794,000	Barclays Bank PLC	10/13/2022	239,091
USD	11,618,782	TWD	341,476,000	JPMorgan Chase Bank N.A.	9/12/2022	393,667
USD	18,969,491	ZAR	294,231,977	JPMorgan Chase Bank N.A.	9/21/2022	1,821,816
USD	5,099,530	ZAR	87,268,771	JPMorgan Chase Bank N.A.	10/21/2022	27,969
						$40,989,208
Liability Derivatives
AUD	758,641	USD	535,341	Citibank N.A.	9/21/2022	$(16,082)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
AUD	34,411,623	USD	23,892,201	JPMorgan Chase Bank N.A.	9/21/2022	$(338,820)
AUD	3,195,513	USD	2,207,460	JPMorgan Chase Bank N.A.	10/21/2022	(19,363)
AUD	817,560	USD	586,862	Morgan Stanley Capital Services, Inc.	9/14/2022	(27,344)
AUD	1,018,549	USD	706,484	State Street Bank Corp.	10/21/2022	(9,042)
CAD	4,987,984	USD	3,820,446	HSBC Bank	10/21/2022	(23,727)
CAD	21,085,386	USD	16,503,224	JPMorgan Chase Bank N.A.	9/21/2022	(450,797)
CAD	6,177,220	USD	4,759,308	JPMorgan Chase Bank N.A.	10/21/2022	(57,374)
CAD	944,360	USD	749,458	Morgan Stanley Capital Services, Inc.	9/14/2022	(30,461)
CAD	21,357,079	USD	16,620,831	State Street Bank Corp.	10/21/2022	(364,395)
CNH	128,127,419	USD	19,037,967	JPMorgan Chase Bank N.A.	9/21/2022	(485,965)
CNH	7,132,339	USD	1,057,019	JPMorgan Chase Bank N.A.	10/21/2022	(23,831)
CNH	34,567,389	USD	5,160,743	State Street Bank Corp.	10/21/2022	(153,320)
CNH	3,137,597	USD	467,031	UBS AG	10/21/2022	(12,520)
EUR	780,008	USD	836,024	Goldman Sachs International	9/21/2022	(51,152)
EUR	7,233,701	USD	7,385,795	HSBC Bank	10/21/2022	(91,884)
EUR	65,627,587	USD	66,989,239	JPMorgan Chase Bank N.A.	9/21/2022	(952,366)
EUR	11,068,467	USD	11,495,342	JPMorgan Chase Bank N.A.	10/21/2022	(334,744)
EUR	2,336,046	USD	2,371,223	Morgan Stanley Capital Services, Inc.	10/21/2022	(15,732)
EUR	4,138,368	USD	4,195,989	State Street Bank Corp.	10/21/2022	(23,174)
GBP	1,183,923	USD	1,414,775	Brown Brothers Harriman	10/21/2022	(38,060)
GBP	20,030,846	USD	24,127,201	Deutsche Bank AG	10/21/2022	(834,498)
GBP	3,628,372	USD	4,344,726	HSBC Bank	10/21/2022	(125,503)
GBP	232,579	USD	293,572	JPMorgan Chase Bank N.A.	9/14/2022	(23,323)
GBP	69,160,301	USD	80,502,590	JPMorgan Chase Bank N.A.	9/21/2022	(129,636)
GBP	386,572	USD	475,542	JPMorgan Chase Bank N.A.	10/21/2022	(26,019)
GBP	160,582	USD	195,688	Merrill Lynch International	10/21/2022	(8,956)
GBP	2,665,714	USD	3,227,172	Morgan Stanley Capital Services, Inc.	10/21/2022	(127,368)
JPY	1,392,242,455	USD	10,412,575	Barclays Bank PLC	10/21/2022	(349,072)
JPY	1,087,148,344	USD	8,189,693	HSBC Bank	10/21/2022	(331,492)
JPY	7,925,415,312	USD	57,966,870	JPMorgan Chase Bank N.A.	9/21/2022	(832,629)
JPY	390,978,412	USD	2,829,507	JPMorgan Chase Bank N.A.	10/21/2022	(3,410)
JPY	350,738,448	USD	2,623,605	Morgan Stanley Capital Services, Inc.	10/21/2022	(88,374)
JPY	97,995,351	USD	725,165	State Street Bank Corp.	10/21/2022	(16,829)
NOK	90,375,538	USD	9,462,512	Goldman Sachs International	9/21/2022	(365,225)
NOK	90,375,538	USD	9,129,303	Goldman Sachs International	10/21/2022	(27,392)
NOK	102,023,261	USD	10,639,278	JPMorgan Chase Bank N.A.	10/21/2022	(364,300)
NOK	48,320,779	USD	5,048,628	Merrill Lynch International	10/21/2022	(182,141)
NZD	97,944,719	USD	60,849,517	Goldman Sachs International	9/21/2022	(925,072)
NZD	521,000	USD	319,587	Goldman Sachs International	10/21/2022	(848)
NZD	452,108	USD	277,368	JPMorgan Chase Bank N.A.	9/21/2022	(760)
SEK	54,954,300	USD	5,387,946	Brown Brothers Harriman	10/21/2022	(220,716)
SEK	49,917,560	USD	4,722,445	Deutsche Bank AG	9/21/2022	(35,336)
SEK	2,098,000	USD	210,019	JPMorgan Chase Bank N.A.	9/21/2022	(13,023)
SEK	2,098,000	USD	197,800	JPMorgan Chase Bank N.A.	10/21/2022	(530)
SGD	7,547,183	USD	5,436,226	Brown Brothers Harriman	10/21/2022	(34,119)
SGD	31,253,998	USD	22,459,484	JPMorgan Chase Bank N.A.	10/21/2022	(88,562)
TWD	55,086,653	USD	1,854,457	Barclays Bank PLC	10/13/2022	(40,989)
ZAR	294,231,978	USD	17,777,303	JPMorgan Chase Bank N.A.	9/21/2022	(629,627)
USD	12,828	CLP	11,554,506	Citibank N.A.	9/26/2022	(5)
USD	5,169,888	CZK	128,878,772	Citibank N.A.	10/21/2022	(83,458)
USD	10,017,405	CZK	248,657,663	JPMorgan Chase Bank N.A.	10/21/2022	(118,357)
USD	772,729	EUR	772,220	Brown Brothers Harriman	10/21/2022	(5,919)
USD	784,220	EUR	780,008	Goldman Sachs International	9/21/2022	(652)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	70,134,534	EUR	69,608,295	Goldman Sachs International	10/21/2022	$(53,163)
USD	2,571,591	EUR	2,564,415	HSBC Bank	10/21/2022	(14,170)
USD	150,443,517	EUR	149,415,093	JPMorgan Chase Bank N.A.	10/21/2022	(215,268)
USD	494,697	EUR	494,590	Morgan Stanley Capital Services, Inc.	10/21/2022	(4,010)
USD	499,426	EUR	498,875	State Street Bank Corp.	10/21/2022	(3,601)
USD	5,153,891	KRW	6,940,230,118	Barclays Bank PLC	11/07/2022	(40,933)
USD	1,200,978	NOK	12,198,682	JPMorgan Chase Bank N.A.	10/21/2022	(27,577)
USD	5,441,365	NZD	8,916,615	BNP Paribas S.A.	10/21/2022	(13,667)
USD	10,201,989	NZD	16,823,802	Citibank N.A.	10/21/2022	(90,525)
USD	5,133,567	NZD	8,406,587	Goldman Sachs International	9/21/2022	(9,744)
USD	1,431,900	SGD	2,010,271	State Street Bank Corp.	10/21/2022	(7,008)
						$(10,033,959)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 5 yr	Short	CAD	721	$61,908,227	December – 2022	$97,796
Euro-Bobl 5 yr	Short	EUR	518	64,071,030	September – 2022	567,681
Euro-BTP 10yr	Short	EUR	201	24,140,416	September – 2022	742,732
Euro-Bund 10 yr	Short	EUR	148	22,007,963	September – 2022	639,615
Euro-Schatz 2 yr	Short	EUR	863	94,194,396	September – 2022	930,341
Long Gilt 10 yr	Short	GBP	257	32,223,246	December – 2022	593,770
U.S. Treasury Note 2 yr	Short	USD	620	129,163,438	December – 2022	157,764
U.S. Treasury Note 5 yr	Short	USD	726	80,455,547	December – 2022	294,282
U.S. Treasury Ultra Bond	Long	USD	133	19,883,500	December – 2022	227,125
						$4,251,106
Liability Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	234	$19,207,211	September – 2022	$(112,529)
Canadian Treasury Bond 10 yr	Long	CAD	251	23,810,934	December – 2022	(35,921)
Euro-Buxl 30 yr	Long	EUR	159	26,300,948	September – 2022	(1,122,749)
U.S. Treasury Bond	Short	USD	59	8,014,781	December – 2022	(16,812)
U.S. Treasury Note 10 yr	Long	USD	422	49,334,437	December – 2022	(177,366)
U.S. Treasury Ultra Note 10 yr	Long	USD	40	5,007,500	December – 2022	(7,296)
						$(1,472,673)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/15/24	AUD	50,705,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	$251,605	$95,339	$346,944
6/15/24	AUD	20,282,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	119,464	19,313	138,777

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives − continued
Interest Rate Swaps − continued
6/15/24	AUD	34,804,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	$256,291	$(18,148)	$238,143
6/15/24	AUD	16,200,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	110,437	410	110,847
6/15/24	AUD	26,850,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	212,624	(28,905)	183,719
9/21/27	AUD	11,437,000	centrally cleared	4.10%/Semi-annually	FLR (6-Month BBSW)/Semi-annually	57,239	13,786	71,025
9/21/27	AUD	11,438,000	centrally cleared	4.10%/Semi-annually	FLR (6-Month BBSW)/Semi-annually	100,756	(29,725)	71,031
						$1,108,416	$52,070	$1,160,486
Liability Derivatives
Interest Rate Swaps
9/21/24	AUD	26,830,000	centrally cleared	FLR (3-Month BBSW)/Quarterly	3.85%/Quarterly	$(75,213)	$22,734	$(52,479)
9/21/24	AUD	26,829,000	centrally cleared	FLR (3-Month BBSW)/Quarterly	3.85%/Quarterly	(39,268)	(13,208)	(52,476)
6/15/27	GBP	38,500,000	centrally cleared	1.75%/Annually	FLR (SONIA)/Annually	(2,434,065)	(745,274)	(3,179,339)
6/15/27	AUD	21,505,000	centrally cleared	3.45%/Semi-annually	2.765% FLR (6-Month BBSW)/Semi-annually	(171,171)	(95,127)	(266,298)
6/15/27	AUD	8,603,000	centrally cleared	3.45%/Semi-annually	2.765% FLR (6-Month BBSW)/Semi-annually	(90,936)	(15,595)	(106,531)
6/15/27	AUD	14,697,000	centrally cleared	3.45%/Semi-annually	2.765% FLR (6-Month BBSW)/Semi-annually	(207,957)	25,963	(181,994)
6/15/27	AUD	11,420,000	centrally cleared	3.45%/Semi-annually	2.765% FLR (6-Month BBSW)/Semi-annually	(175,040)	33,626	(141,414)
6/15/27	AUD	6,800,000	centrally cleared	3.45%/Semi-annually	2.765% FLR (6-Month BBSW)/Semi-annually	(84,407)	202	(84,205)
						$(3,278,057)	$(786,679)	$(4,064,736)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
12/20/26	EUR	985,000	Goldman Sachs International	5.00%/Quarterly	(1)	$(59,607)	$186,999	$127,392
Liability Derivatives
Credit Default Swaps
12/20/31	EUR	1,160,000	Barclays Bank PLC	1.00%/Quarterly	(2)	$(67,187)	$11,838	$(55,349)
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore Funding LLC, 1.875%, 9/13/23, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
(2) Fund, as protection seller, to pay notional amount upon a defined credit event by Daimler Finance North America LLC, 1.4%, 1/12/24, an A- rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, than the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of thei ndividual securities that compose the index’s reference basket of securities.
At August 31, 2022, the fund had cash collateral of $650,000 and other liquid securities with an aggregate value of $9,742,274 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Concentration
The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At August 31, 2022 the fund did not have more than 25% of its assets invested in any one industry.
(2) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.
Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of August 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$61,594,419	$—	$61,594,419
Non - U.S. Sovereign Debt	—	367,699,106	—	367,699,106
Municipal Bonds	—	9,617,821	—	9,617,821
U.S. Corporate Bonds	—	184,358,319	—	184,358,319
Residential Mortgage-Backed Securities	—	63,180,365	—	63,180,365
Commercial Mortgage-Backed Securities	—	38,986,285	—	38,986,285
Asset-Backed Securities (including CDOs)	—	49,248,368	—	49,248,368
Foreign Bonds	—	167,629,755	—	167,629,755
Mutual Funds	87,822,548	—	—	87,822,548
Total	$87,822,548	$942,314,438	$—	$1,030,136,986
Other Financial Instruments
Futures Contracts – Assets	$4,251,106	$—	$—	$4,251,106
Futures Contracts – Liabilities	(1,472,673)	—	—	(1,472,673)
Forward Foreign Currency Exchange Contracts – Assets	—	40,989,208	—	40,989,208
Forward Foreign Currency Exchange Contracts – Liabilities	—	(10,033,959)	—	(10,033,959)
Swap Agreements – Assets	—	1,287,878	—	1,287,878
Swap Agreements – Liabilities	—	(4,120,085)	—	(4,120,085)
Written Options - Liabilities	—	(61,575)	—	(61,575)
For further information regarding security characteristics, see the Portfolio of Investments.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$44,596,212	$733,657,950	$690,430,297	$(7,595)	$6,278	$87,822,548
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$376,918	$—
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.